Company financial information - Maturity analysis of borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Maturity analysis of borrowings including related party borrowings
Borrowings | $		$ 10,076		$ 10,232
Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings | $		$ 8,919		$ 6,704
ARD Finance S.A.
Maturity analysis of borrowings including related party borrowings
Borrowings | €	€ 1,479		€ 1,569
ARD Finance S.A. | Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings | €	€ 1,479